Taxation - Summary of Deferred Tax Assets and Liabilities (Parenthetical) (Detail) - BG Group Plc [Member] | $ in Millions	Dec. 31, 2016 USD ($)
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	$ 3,278
Deferred tax liabilities	$ 8,441